AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 4, 2020

File No. 333-235544

File No. 811-23502

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 3	/X/

AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 5	/X/

SIREN ETF TRUST

(Exact Name of Registrant as Specified in Charter)

2600 Philmont Avenue, Suite 215

Huntingdon Valley, Pennsylvania 19006

(Address of Principal Executive Offices, Zip Code)

(215) 914-1970

(Registrant’s Telephone Number, including Area Code)

Scott Freeze

c/o SRN Advisors, LLC

2600 Philmont Avenue, Suite 215

Huntingdon Valley, Pennsylvania 19006

(Name and Address of Agent for Service)

Copy to:

David W. Freese

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

It is proposed that this filing become effective (check appropriate box)

/X/	Immediately upon filing pursuant to paragraph (b)
/ /	On [date] pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	On [date] pursuant to paragraph (a) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 3 to Registration Statement No. 333-235544 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Huntingdon Valley, Commonwealth of Pennsylvania on the 4th day of November, 2020.

SIREN ETF TRUST

By:	/s/ Scott Freeze
Scott Freeze
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Scott Freeze	Trustee	November 4, 2020
Scott Freeze

*	Trustee	November 4, 2020
Alexander Castillo

*	Trustee	November 4, 2020
Michael J. Dillon

*	Trustee	November 4, 2020
William Hennessy

*	Trustee	November 4, 2020
Sonica Kearney

*	Trustee	November 4, 2020
Andrew Kushner

*	Trustee	November 4, 2020
Christopher Zapalski
/s/ Scott Freeze	President and Principal Executive Officer	November 4, 2020
Scott Freeze
/s/ Troy Statczar	Treasurer and Principal Financial Officer	November 4, 2020
Troy Statczar

*By:	/s/ Scott Freeze
Scott Freeze
Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase